UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03534

Name of Fund:  Ready Assets U.S.A. Government Money Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets U.S.A.

            Government Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	Ready Assets U.S.A. Government Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 36.5%
U.S. Treasury Bills(a):
1.14%, 02/01/18	$920	$920,000
1.16%, 03/08/18	3,000	2,996,675
1.16%, 03/15/18	1,000	998,670
1.19%, 03/29/18	1,870	1,866,597
1.21%, 04/05/18	1,000	997,917
1.46%, 04/26/18	3,000	2,989,990

Security	Par (000)	Value
U.S. Treasury Bills(a):
1.56%, 06/28/18	$2,840	$2,822,257
1.66%, 08/02/18	1,000	991,785
Total U.S. Treasury Obligations — 36.5% (Cost — $14,583,891)		14,583,891

Total Repurchase Agreements — 65.7%		26,280,000

Total Investments — 102.2% (Cost — $40,863,891)		40,863,891
Liabilities in Excess of Other Assets — (2.2)%		(878,289)

Net Assets — 100.0%		$39,985,602

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at value
BNP Paribas Securities Corp.	1.33%		01/31/18	02/01/18	$5,280	$5,280	$5,280,195	U.S. Treasury Obligations, 0.00% to 2.25%, due 2/15/18 to 11/15/40	5,936,100	$ 5,385,610
Citigroup Global Markets, Inc.	1.33%		01/31/18	02/01/18	5,000	5,000	5,000,185	U.S. Treasury Obligation, 1.25%, due 10/31/19	5,157,800	5,100,042
Credit Suisse Securities (USA) LLC	1.35%		01/31/18	02/01/18	3,000	3,000	3,000,113	U.S. Treasury Obligations, 0.13% to 1.38%, due 7/15/18 to 4/15/22	2,768,300	3,064,898
Goldman Sachs & Co.	1.25%		01/31/18	02/01/18	3,000	3,000	3,000,104	U.S. Treasury Obligations, 0.00% to 8.75%, due 8/15/20 to 8/15/28	2,786,200	3,060,001
HSBC Securities (USA), Inc.	1.34%		01/31/18	02/01/18	3,000	3,000	3,000,112	U.S. Treasury Obligation, 2.38%, due 5/15/27	3,135,000	3,061,333
HSBC Securities (USA), Inc.	1.34	%(a)	01/31/18	02/01/18	4,000	4,000	4,000,149	U.S. Treasury Obligation, 2.38%, due 5/15/27	4,180,000	4,081,777
Total HSBC Securities (USA), Inc.						$7,000				$ 7,143,110

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35%		01/31/18	02/01/18	3,000	3,000	3,000,113	U.S. Treasury Obligation, 2.50%, due 1/31/25	3,090,500	3,060,078

Total						$26,280				$26,813,739

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

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Schedule of Investments (unaudited) (continued) January 31, 2018	Ready Assets U.S.A. Government Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$40,863,891	$—	$40,863,891

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

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Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S.A. Government Money Fund

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of Ready Assets U.S.A. Government Money Fund

                Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of Ready Assets U.S.A. Government Money Fund

                Date: March 21, 2018

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of Ready Assets U.S.A. Government Money Fund

Date: March 21, 2018